EP Private Capital Fund I

Schedule of Investments

(Expressed in U.S. dollars)

As of June 30, 2026

Type	Issuer*	Investment Description(1)(9)	Interest Rate/ Effective Yield	Index	Spread	Maturity						Acquisition Date	Principal Amount/Quantity	Cost	Fair Value(2)
	Investments, at Fair Value - 132.94% of Net Assets
	Loans and Notes - 96.43% of Net Assets
	United States of America
	Financial Services
	ACRES Commercial Realty Corporation	Senior Unsecured Note	5.75%			8/15/2026	(4)		(7)			11/12/2025	784,000	780,549	784,100
	Adamas Trust Inc.	Senior Unsecured Note	9.13%			7/1/2029	(4)					3/20/2026	885	21,488	22,143
	Adamas Trust Inc.	Senior Unsecured Note	9.88%			10/1/2030	(4)					8/20/2025	231,891	5,797,744	5,832,059
	Arbor Realty SR Inc.	Senior Unsecured Note	5.00%			12/30/2028	(4)	(5)	(7)			11/26/2025	2,670,000	2,398,419	2,352,270
	Arbor Realty SR Inc.	Senior Unsecured Note	7.88%			7/15/2030	(4)		(7)			1/12/2026	5,375,000	4,991,452	5,061,246
	BP LPI A-1/A-2 LLC	Senior Secured Loan	13.73%	1M SOFR	10.00%	12/22/2031	(6)	(5)	(7)			12/18/2025	357,313	357,313	357,313
	BP LPI A-1/A-2 LLC	Senior Secured Loan	8.36%	1M SOFR	4.75%	12/22/2031	(6)	(5)	(7)	(10)		12/18/2025	9,280,859	9,101,095	9,111,020
	BP LPI A-1/A-2 LLC	Senior Secured Note	13.61%	1M SOFR	10.00%	12/22/2031	(6)	(5)	(7)			12/18/2025	3,176,065	3,176,065	3,176,065
	Broadmark Realty Capital Inc.	Senior Unsecured Note	5.00%			11/15/2026	(4)		(7)			9/2/2025	3,804,000	3,719,211	3,694,853
	BSD Capital Inc.	Senior Unsecured Note	6.34%	3M SOFR	2.66%	10/31/2027	(6)	(5)	(7)			8/8/2025	68,000	63,917	62,866
	Great Elm Capital Corp.	Senior Unsecured Note	7.75%			12/31/2030	(4)					9/5/2025	65,287	1,599,906	1,622,382
	Horizon Technology Finance Corporation	Convertible Senior Unsecured Note	5.50%			9/4/2030	(4)	(5)	(7)			9/4/2025	1,790,390	1,663,281	1,627,554
	Invesco CLO Equity Fund 5, L.P.	Senior Unsecured Note	9.00%			3/14/2035	(4)	(5)	(7)	(10)		10/1/2025	2,861,879	2,808,460	2,804,642
	METROPOLITAN LEVERED PARTNERS FUND 2025 LP	Senior Secured Loan	8.23%	3M SOFR	4.50%	12/18/2031	(6)	(5)	(7)	(10)		12/15/2025	1,590,899	1,531,308	1,562,263
	Pasadena Private Lending, Inc.	Senior Secured Loan	13.48%	3M SOFR	9.75%	1/31/2031	(6)	(5)	(7)	(10)		12/18/2025	5,958,775	5,660,548	5,742,769
	Ready Capital Corporation	Senior Unsecured Note	5.50%			12/30/2028	(4)		(7)			8/7/2025	6,544,000	5,758,206	5,288,435
	Ready Capital Corporation	Senior Unsecured Note	7.38%			7/31/2027	(4)		(7)			8/1/2025	2,934,000	2,836,225	2,814,456
	Ready Capital Corporation	Senior Unsecured Note	9.00%			12/15/2029	(4)					8/1/2025	50,616	1,127,304	1,136,329
	Velocity Commercial Capital, LLC	Senior Secured Note	9.88%			2/15/2029	(4)		(7)			8/19/2025	692,000	696,172	699,785
	BCP Investment Corp	Senior Secured Note	7.75%			10/15/2030	(4)		(7)			10/10/2025	2,755,000	2,701,805	2,729,639
	Galway Sustainable Capital, Inc.	Senior Secured Term Loan	8.50%			3/31/2031	(4)	(5)	(7)			3/18/2026	14,747,604	14,475,752	14,530,814
	Blue Owl Technology Finance Corp.	Senior Unsecured Note	6.13%			1/23/2031	(4)		(7)			3/2/2026	1,900,000	1,800,092	1,838,182
	North Haven Private Income Fund LLC	Senior Unsecured Note	5.75%			2/1/2030	(4)		(7)			3/24/2026	640,000	613,816	625,064
	Velocity Commercial Capital LLC	Senior Unsecured Note	9.38%			2/15/2031	(4)		(7)			1/28/2026	1,014,000	1,014,000	1,051,824
	400 Capital JSIF IV LP	Senior Secured Loan	12.48%	3M SOFR	8.75%	4/16/2032	(6)	(5)	(7)	(10)		3/27/2026	2,664,533	2,529,522	2,529,707
	Ellington Credit Co.	Senior Unsecured Note	8.50%			3/30/2031	(4)					3/25/2026	50,245	1,248,215	1,256,627
	Sachem Capital Corp.	Senior Unsecured Note	6.00%			12/30/2026	(4)					8/5/2025	37,878	901,268	934,829
	Sachem Capital Corp.	Senior Unsecured Note	6.00%			3/30/2027	(4)					8/5/2025	22,673	514,467	555,489
	Sachem Capital Corp.	Senior Unsecured Note	7.13%			6/30/2027	(4)					8/5/2025	15,470	355,576	378,860
	Sachem Capital Corp.	Senior Unsecured Note	8.00%			9/30/2027	(4)					8/5/2025	9,784	228,183	241,371
	Total Financial Services												72,093,046	80,471,359	80,424,956
	Structured Finance
	ALP CFO 2025, L.P.	Senior Secured CFO Debt, Class C Note	12.24%			7/15/2037	(4)	(5)	(7)			7/31/2025	4,143,000	4,143,000	4,118,244
	ALP CFO 2025, L.P.	Senior Secured CFO Debt, Class M Note	14.00%			7/15/2037	(4)	(5)	(7)			7/30/2025	5,234,171	5,234,171	5,331,440
	ARES PBN FINANCE CO V LLC	Senior Secured CFO Debt, Class C Loan	12.16%	3M SOFR	8.50%	12/9/2040	(6)	(5)	(7)	(10)		2/2/2026	569,375	569,375	562,896
	CVC Structured Solutions 2, LLC	Senior Secured CFO Debt, Class C Loan	12.78%	US CMT 5Y	8.75%	9/3/2040	(6)	(5)	(7)	(10)		9/2/2025	3,000,000	2,893,154	3,000,031
	GCM Grosvenor Credit Secondaries Structured Note 2025, LP	Senior Secured CFO Debt, Class C Note	11.73%	3M SOFR	8.00%	9/20/2037	(6)	(5)	(7)	(10)		9/22/2025	5,667,771	5,667,771	5,645,168
	MOPAC Issuer, LLC	Senior Secured CFO Debt, Class C Loan	11.81%			12/30/2050	(4)	(5)	(7)	(10)		11/21/2025	10,966,296	10,966,296	10,223,550
	DAWSON LOGAN 2025-L5 LP	Senior Secured Collateralized Fund Obligation Debt, Class C Loan	9.56%	US CMT 3Y 5Y AVG	5.50%	11/15/2040	(6)	(5)	(7)	(10)		10/8/2025	1,163,738	1,163,738	1,145,949
	Coller Evergreen CFO I, L.P.	Senior Secured CFO Debt, Class B Loan	8.90%	3M SOFR	5.25%	10/30/2056	(6)	(5)	(7)	(10)		6/9/2026	549,720	488,629	549,720
	Dawson Longan 2026-L6 LLC	Senior Secured Rated Feeder Fund Debt, Class B Loan	8.93%	US CMT 3Y 5Y AVG	5.13%	5/15/2041	(6)	(5)	(7)	(10)		3/17/2026	1,177,544	1,177,544	1,177,544
	Stepstone Boulder II, L.P.	Senior Secured CFO Debt, Class C Note	12.11%	3M SOFR	8.38%	4/3/2041	(6)	(5)	(7)	(10)		3/23/2026	1,498,800	1,498,800	1,498,800
	Total Structured Finance												33,970,415	33,802,478	33,253,342
	Total Loans and Notes												106,063,461	114,273,837	113,678,298
	Preferred Stock - 17.33% of Net Assets
	United States of America
	Financial Services
	Adamas Trust Inc.	Preferred Stock, Series F	6.88%				(4)					8/27/2025	92,959	2,187,702	2,260,763
	Adamas Trust Inc.	Preferred Stock, Series M	7.88%				(4)					10/1/2025	2,649	64,208	67,020
	Carlyle Credit Income Fund	Convertible Preferred Shares	7.25%			10/30/2030	(4)	(5)	(7)			10/27/2025	10,500	9,765,000	10,120,425
	KKR Real Estate Finance Trust Inc.	Preferred Stock	6.50%				(4)					12/5/2025	25,626	451,491	454,093
	Lument Finance Trust, Inc.	Preferred Stock	7.88%				(4)					10/2/2025	7,565	152,351	144,492
	Oxford Lane Capital Corp.	Term Preferred Equity	8.25%			3/20/2031	(4)					3/13/2026	6,733	165,662	168,056
	Pasadena Private Lending, Inc.	Preferred Stock, Class C-2	10.00%			12/22/2031	(4)	(5)	(7)			12/18/2025	11,681	404,834	386,875
	Pasadena Private Lending, Inc.	Preferred Stock, Class D	15.00%			4/20/2031	(4)	(5)	(7)			10/17/2025	2,126	1,999,113	2,013,537
	Ready Capital Corporation	Preferred Stock, Series E	6.50%				(4)					10/23/2025	10,878	154,720	127,273
	Arbor Realty Trust Inc.	Preferred Stock, Series E	6.25%				(4)					6/30/2026	3,765	59,683	59,675
	Arbor Realty Trust Inc.	Preferred Stock, Series F	6.25%				(4)					8/1/2025	161,048	3,568,997	3,592,981
	Arbor Realty Trust Inc.	Preferred Stock, Series D	6.38%				(4)					6/8/2026	6,069	96,933	96,861
	Braemar Hotels & Resorts Inc.	Preferred Stock, Series D	8.25%				(4)					6/12/2026	7,414	127,235	126,891
	Franklin BSP Realty Trust Inc	Perpetual Preferred Equity	7.50%				(4)					3/20/2026	35,949	699,087	687,345
	Granite Point Mortgage Trust Inc.	Preferred Stock	7.00%				(4)					3/20/2026	2,379	43,881	41,442
	Rithm Property Trust Inc.	Preferred Stock	9.88%				(4)					10/31/2025	126	3,107	3,138
	Sachem Capital Corp.	Preferred Stock, Series A	7.75%				(4)					8/5/2025	344	5,623	6,949
	Rithm Capital Corp.	Perpetual Preferred Equity	7.00%				(4)					3/18/2026	2,702	65,990	67,361
	Total Preferred Stock												390,513	20,015,617	20,425,177

	Warrants - 0.24% of Net Assets (3)
	United States of America
	Financial Services
	Pasadena Private Lending, Inc.	Warrants						(5)	(7)			10/20/2025	27,140	253,556	288,770

	Equity Securities - 1.59% of Net Assets (3)
	United States of America
	Financial Services
	Horizon Technology Finance Corporation	Common Equity										9/24/2025	7,184	51,150	33,980
	Oxford Lane Capital Corp.	Common Equity										8/14/2025	171,415	2,234,657	1,501,595
	Pasadena Private Lending, Inc.	Common Equity, Class A-2				12/22/2031		(5)	(7)			12/18/2025	11,681	109,130	124,344
	XAI Octagon Floating Rate Alternative Income Trust	Common Equity										3/23/2026	12,480	280,770	219,024
	Total Equity Securities												202,760	2,675,707	1,878,943

	Collateralized Fund Obligation Equity - 17.35% of Net Assets
	United States of America
	Financial Services
	Coller Evergreen CFO I, L.P.	Preferred Equity	13.69%			10/30/2056		(5)	(7)	(10)	(11)	6/9/2026	4,651,729	4,651,729	4,651,729
	PILATUS CFO 1 LLC	Term Preferred Equity	17.99%			3/20/2041		(5)	(7)		(11)	3/20/2026	15,085,000	15,085,000	15,797,012
	Total Collateralized Fund Obligation Equity												19,736,729	19,736,729	20,448,741
	Total Investments, At Fair Value(8)												126,420,603	156,955,446	156,719,929

	Unfunded Investment Commitments - (0.40)% of Net Assets
	United States of America
	Financial Services
	BP LPI A-1/A-2 LLC	Senior Secured Loan	8.36%	1M SOFR	4.75%	12/22/2031							444,141	-	(8,128)
	METROPOLITAN LEVERED PARTNERS FUND 2025 LP	Senior Secured Loan	8.23%	3M SOFR	4.50%	12/18/2031							1,530,101	-	(27,542)
	Pasadena Private Lending, Inc.	Senior Secured Loan	13.48%	3M SOFR	9.75%	1/31/2031							2,260,225	-	(81,933)
	Total Financial Services												4,234,467	-	(117,603)
	Structured Finance
	ARES PBN FINANCE CO V LLC	Senior Secured CFO Debt, Class C Loan	12.16%	3M SOFR	8.50%	12/9/2040							2,071,625	-	(23,572)
	GCM Grosvenor Credit Secondaries Structured Note 2025, LP	Senior Secured CFO Debt, Class C Note	11.73%	3M SOFR	8.00%	9/20/2037							2,466,229	-	(9,835)
	MOPAC Issuer, LLC	Senior Secured CFO Debt, Class C Loan	11.81%			12/30/2050							4,114,704	-	(278,688)
	DAWSON LOGAN 2025-L5 LP	Senior Secured Collateralized Fund Obligation Debt, Class C Loan	9.56%	US CMT 3Y 5Y AVG	5.50%	11/15/2040							2,672,262	-	(40,848)
	Total Structured Finance												11,324,820	-	(352,943)
	Total Unfunded Commitments												15,559,287	-	(470,546)

				Net Assets Above (Below) fair value of investments and liabilities at fair value											(38,363,804)
				Net Assets as of June 30, 2026(8)											117,885,579

(*)	Unless otherwise noted, EP Private Capital Fund I is not affiliated with, nor does it "control" (as such term is defined in the Investment Company Act of 1940 (the "1940 Act")), any of the issuers listed. In general, under the 1940 Act, EP Private Capital Fund I would be presumed to "control" an issuer if it owned 25% or more of its voting securities.
(1)	Pursuant to the terms of the credit facility agreement, a security interest in favor of the lender has been granted with respect to all investments.
(2)	Fair value is determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the EP Private Capital Fund I’s Board of Trustees, in accordance with Rule 2a-5 under the 1940 Act.
(3)	Investment is not income producing
(4)	Fixed rate investment.
(5)	Investment is classified as Level III
(6)	Variable rate investment. Interest rate shown reflects the rate in effect at the reporting date.
(7)	Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted securities”. As of June 30, 2026, the aggregate fair value of these securities is $135.1 million, or 114.6% of EP Private Capital Fund I’s net assets.
(8)	Amounts may not foot due to rounding
(9)	Country represents the principal country of risk where the investment has exposure.
(10)	This investment has an unfunded commitment as of June 30, 2026.
(11)	Collateralized fund obligation equity are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The effective yield is estimated based on the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The effective yield and investment cost may ultimately not be realized.

Reference Key:

SOFR- Secured Overnight Financing Rate

US CMT- United States Constant Maturity Treasury Rate